Cover page	Nov. 19, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 19, 2020
Entity Registrant Name	MDU Resources Group Inc
Entity Incorporation, State or Country Code	DE
Entity File Number	1-03480
Entity Tax Identification Number	30-1133956
Entity Address, Address Line One	1200 West Century Avenue
Entity Address, Address Line Two	P.O. Box 5650
Entity Address, City or Town	Bismarck
Entity Address, State or Province	ND
Entity Address, Postal Zip Code	58506-5650
City Area Code	701
Local Phone Number	530-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	MDU
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000067716
Amendment Flag	false